UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09147
Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust	as of February 28, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 36.0%
$2,440	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,526,010
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	604,800
1,240	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,290,418
1,000	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	926,460
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,507,455
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,525,530
1,890	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	2,198,637
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,583,790
465	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	490,236
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,079,670

		$13,733,006

Electric Utilities — 7.2%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,025,690
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,712,640

		$2,738,330

Escrowed/Prerefunded — 4.5%
$400	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$461,516
235	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), Prerefunded to 1/1/12, 6.00%, 7/1/31	260,669
940	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	970,559

		$1,692,744

General Obligations — 2.1%
$750	Newton, 5.00%, 4/1/36	$801,675

		$801,675

Hospital — 25.5%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,018,110
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,045,510
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	404,708
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,063
500	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	516,155
1,135	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,142,117
885	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	902,319
755	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	689,232
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,017,010
675	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675,979
1,255	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	1,211,853

		$9,728,056

Principal
Amount
(000’s omitted)	Security	Value
Housing — 14.1%
$2,100	Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$1,876,623
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	935,590
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	639,073
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,930,760

		$5,382,046

Industrial Development Revenue — 1.8%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$695,688

		$695,688

Insured-Education — 11.2%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,113,950
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,533,919
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,616,992

		$4,264,861

Insured-Electric Utilities — 1.5%
$570	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$582,517

		$582,517

Insured-General Obligations — 8.6%
$1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,183,190
2,185	Milford, (AGM), 4.25%, 12/15/46	2,093,907

		$3,277,097

Insured-Hospital — 2.1%
$400	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.00%, 11/15/25	$403,344
220	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.00%, 11/15/31	217,970
190	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare, Inc.), (AGC), 5.125%, 11/15/35	187,446

		$808,760

Insured-Other Revenue — 3.4%
$1,225	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,307,283

		$1,307,283

Insured-Special Tax Revenue — 14.0%
$1,450	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,468,604
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,145,430
1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	1,402,380
7,595	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	438,307
2,525	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	312,014
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	345,275
1,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	204,768

		$5,316,778

Insured-Student Loan — 5.8%
$485	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$496,368
1,985	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,712,599

		$2,208,967

Insured-Transportation — 5.5%
$410	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$391,390
1,820	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	1,689,961

		$2,081,351

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 1.4%
$550	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$536,069

		$536,069

Other Revenue — 1.4%
$500	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$541,150

		$541,150

Senior Living/Life Care — 5.2%
$250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$202,905
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,323,480
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	108,739
475	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	336,500

		$1,971,624

Special Tax Revenue — 6.7%
$1,665	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$574,891
5,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,491,744
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	112,715
335	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	363,643

		$2,542,993

Water and Sewer — 5.0%
$215	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	$216,666
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,695,280

		$1,911,946

Total Tax-Exempt Investments — 163.0% (identified cost $62,467,058)		$62,122,941

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.6)%		$(20,051,155)

Other Assets, Less Liabilities — (10.4)%		$(3,963,998)

Net Assets Applicable to Common Shares — 100.0%		$38,107,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2010, 31.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 14.6% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at February 28, 2010 is as follows:

Interest Rate Swaps

		Annual		Effective Date/	Net Unrealized
	Notional	Fixed Rate	Floating Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)
JPMorgan Chase Co.	$787,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$43,903
Merrill Lynch Capital Services, Inc.	1,250,000	4.665	3-month USD- LIBOR-BBA	May 24, 2010 / May 24, 2040	(40,419)

					$3,484

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts.

At February 28, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $43,903 and $40,419, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,442,806

Gross unrealized appreciation	$1,879,417
Gross unrealized depreciation	(2,079,282)

Net unrealized depreciation	$(199,865)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$62,122,941	$—	$62,122,941

Total Investments	$—	$62,122,941	$—	$62,122,941

Interest Rate Swaps	$—	$43,903	$—	$43,903

Total	$—	$62,166,844	$—	$62,166,844

Liability Description

Interest Rate Swaps	$—	$(40,419)	$—	$(40,419)

Total	$—	$(40,419)	$—	$(40,419)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	April 26, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 26, 2010